Deferred revenues and deferred income (Tables)	12 Months Ended
Dec. 31, 2017
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Details of Deferred Revenues and Deferred Income

Details of deferred revenues and deferred income

	As of December 31,	As of December 31,
	2016	2017
	$ in thousands
Deferred revenues	38,768	26,056
Lease incentive	161	—

Total Deferred revenue and deferred income	38,929	26,056